Sale and Leaseback (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 24, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Sale and Leaseback
Proceeds from sale and finance leaseback				$ 217,000
Duration of bareboat hire holiday period which expired on September 21, 2016 (in days)	210 days
Movements in finance lease liabilities
Finance lease liabilities at the beginning of the period		$ 213,428	$ 220,401
Finance lease charge		10,520	10,875
Payments		(17,849)	(17,848)
Finance lease liabilities at the end of the period		206,099	213,428	220,401
Finance lease liabilities breakdown
Finance lease liability, current portion					$ 6,675	$ 6,302
Finance lease liability, non-current portion					199,424	207,126
Total		$ 213,428	$ 220,401	$ 220,401	$ 206,099	$ 213,428
Minimum
Sale and Leaseback
Sale leaseback, repurchase period	10 years
Maximum
Sale and Leaseback
Leaseback bareboat charter period in years	20 years
Sale leaseback, repurchase period	17 years
GAS-twenty six Ltd
Sale and Leaseback
Proceeds from sale and finance leaseback	$ 217,000